Summary of Significant Accounting Policies - Summary of Cumulative Effect of Changes in Balance Sheet for Adoption of ASC 842 (Detail)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Jan. 01, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Assets:
Operating lease right-of-use assets	¥ 80,726,757	$ 11,704,280		¥ 0
Liabilities:
Accrued expenses and other current liabilities	890,836,699	129,159,184		719,035,377
Short-term lease liabilities	9,913,073	1,437,260		0
Long-term lease liabilities	¥ 76,533,208	$ 11,096,272		¥ 0
Previously Reported [Member]
Liabilities:
Accrued expenses and other current liabilities			¥ 719,035,377
Restatement Adjustment [Member]
Assets:
Operating lease right-of-use assets			88,431,758
Liabilities:
Accrued expenses and other current liabilities			(5,181,785)
Short-term lease liabilities			10,403,216
Long-term lease liabilities			83,210,327
Restatement Adjusted [Member]
Assets:
Operating lease right-of-use assets			88,431,758
Liabilities:
Accrued expenses and other current liabilities			713,853,592
Short-term lease liabilities			10,403,216
Long-term lease liabilities			¥ 83,210,327